Income tax incurred and deferred: IT Provision (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure by geographical areas:
IT provision	$ 6,342,455	$ 3,944,143	$ 3,438,809
Mexico
Disclosure by geographical areas:
Current IT	4,954,716	3,477,638	2,961,187
Deferred IT	812,364	11,131	(169,080)
IT provision	5,767,080	3,488,769	2,792,107
Puerto Rico (Aerostar)
Disclosure by geographical areas:
Current IT		2,617	3,703
Deferred IT	(87,398)	34,441	38,160
IT provision	(87,398)	37,058	41,863
Colombia (Airplan)
Disclosure by geographical areas:
Current IT	737,198	405,098	377,437
Deferred IT	(74,425)	13,218	227,402
IT provision	$ 662,773	$ 418,316	$ 604,839